Schedule of Plan Assets at Fair Value (Details) - EBP 001 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments before NAV		$ 33,279,004	$ 28,276,183
Investments at fair value		33,536,330	28,502,617
Registered Investment Companies [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments before NAV		33,079,519	27,978,154
Investments at fair value		33,079,519	27,978,154
Omega Flex Inc Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments before NAV		199,485	298,029
Investments at fair value		199,485	298,029
Investments Measured at NAV [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	[1]	257,326	226,434
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments before NAV		33,279,004	28,276,183
Fair Value, Inputs, Level 1 [Member] | Registered Investment Companies [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments before NAV		33,079,519	27,978,154
Fair Value, Inputs, Level 1 [Member] | Omega Flex Inc Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments before NAV		199,485	298,029
Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments before NAV
Fair Value, Inputs, Level 2 [Member] | Registered Investment Companies [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments before NAV
Fair Value, Inputs, Level 2 [Member] | Omega Flex Inc Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments before NAV
Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments before NAV
Fair Value, Inputs, Level 3 [Member] | Registered Investment Companies [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments before NAV
Fair Value, Inputs, Level 3 [Member] | Omega Flex Inc Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments before NAV

[1]	In accordance with Subtopic 820-10 as amended by ASU 2015-07, certain investments that were measured at NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.